SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		1 Months Ended	9 Months Ended
	Nov. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Jan. 29, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Offering costs			$ 11,928,907	$ 11,928,907
Underwriting fees		$ 4,140,000	4,140,000	4,140,000
Deferred underwriters' discount		0	7,245,000	7,245,000
Other offering expenses		543,907	543,907	$ 543,907
Unrecognized tax benefits		0	0
Unrecognized tax benefits accrued for interest and penalties		0	$ 0
Income tax expense	$ 0	$ 0
Purchase of aggregate shares			250,000